Business Combinations - 2017 Greenpac Holding LLC (Details) $ in Millions			1 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2017 USD ($) shares	Apr. 04, 2017 CAD ($)	Dec. 31, 2017	Nov. 30, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016	Nov. 30, 2017 CAD ($)	Sep. 30, 2017 CAD ($)
Disclosure of detailed information about business combination
Indirect ownership interest in subsidiary						33.33%
Greenpac Holding LLC
Disclosure of detailed information about business combination
Cash paid		$ 0
Goodwill		190,000,000							$ 190,000,000
Share repurchase commitment		85,000,000
Gain recognized on remeasurement of equity interest in business		156,000,000
Accumulated other comprehensive loss reclassified to net earnings		(4,000,000)
Income tax recovery		70,000,000
Revenue of acquiree since acquisition date					$ 200,000,000
Profit (loss) of acquiree since acquisition date					$ 17,000,000
Consolidated sales if combination occurred at beginning of period						$ 4,392,000,000
Fair value of acquired receivables		20,000,000
Previously held interest									187,000,000
Fair values of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents									34,000,000
Accounts receivable									20,000,000
Inventories									23,000,000
Current portion of financial assets									4,000,000
Property, plant and equipment									512,000,000
Financial assets									16,000,000
Intangible assets with finite useful life (client list)									39,000,000
Goodwill		190,000,000							190,000,000
Total assets									838,000,000
Trade and other payables									(39,000,000)
Current portion of long-term debt		(15,000,000)							(15,000,000)
Current portion of financial liabilities and other liabilities									(90,000,000)
Long-term debt		$ (235,000,000)							(238,000,000)
Financial liabilities									(4,000,000)
Deferred income tax liabilities									(91,000,000)
Net assets acquired									361,000,000
Non-controlling interests									(57,000,000)
Net assets acquired, less portion attributable to non-controlling interest									304,000,000
Total non-cash consideration
Previously held interest									187,000,000
Revaluation gain on previously held interest on April 4, 2017									156,000,000
Settlement of net liabilities with acquiree before the transaction									(39,000,000)
Total non-cash consideration									$ 304,000,000
Greenpac Holding LLC | Containerboard Partners (Ontario) Inc.
Disclosure of detailed information about business combination
Cash paid	$ 15			$ 15				$ 19,000,000
Proportion of ownership interest in subsidiary	53.00%						23.00%
Additional shares acquired (shares) | shares	90
Indirect ownership interest in subsidiary	3.60%						6.40%
Greenpac Holding LLC
Disclosure of detailed information about business combination
Ownership interest accounting basis			82.83%	78.30%
Proportion of ownership interest in subsidiary			59.70%			59.70%
Percentage of taxes associated to related party			71.80%
Percentage of taxable income			82.83%	62.50%